FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value
The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	Fair Value Measurements as of December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$26,056	$—	—	$26,056
Government and agency securities	—	2,987	—	2,987
Corporate debt securities	—	1,510	—	1,510

Total cash equivalents	$26,056	$4,497	$—	$30,553

Short-term investments
Government and agency securities	29,951	4,838	—	34,789
Corporate debt securities	—	1,983	—	1,983
Commercial paper	—	17,491	—	17,491
Asset-backed securities	—	612	—	612

Total short-term investments	$29,951	$24,924	$—	$54,875

Liabilities:
Current contingent liabilities	$—	$—	$4,022	$4,022
Long-term contingent liabilities	—	—	4,089	4,089

Total liabilities	$—	$—	$8,111	$8,111

	Fair Value Measurements as of December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Current contingent liabilities	$—	$—	$2,538	$2,538
Long-term contingent liabilities	—	—	4,826	4,826

Total liabilities	$—	$—	$7,364	$7,364

Summary of Liabilities Measured at Fair Value
The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	Fair Value Measurements as of December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$26,056	$—	—	$26,056
Government and agency securities	—	2,987	—	2,987
Corporate debt securities	—	1,510	—	1,510

Total cash equivalents	$26,056	$4,497	$—	$30,553

Short-term investments
Government and agency securities	29,951	4,838	—	34,789
Corporate debt securities	—	1,983	—	1,983
Commercial paper	—	17,491	—	17,491
Asset-backed securities	—	612	—	612

Total short-term investments	$29,951	$24,924	$—	$54,875

Liabilities:
Current contingent liabilities	$—	$—	$4,022	$4,022
Long-term contingent liabilities	—	—	4,089	4,089

Total liabilities	$—	$—	$8,111	$8,111

	Fair Value Measurements as of December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Current contingent liabilities	$—	$—	$2,538	$2,538
Long-term contingent liabilities	—	—	4,826	4,826

Total liabilities	$—	$—	$7,364	$7,364

Summary of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value
A reconciliation of the Level 3 financial instruments as of December 31, 2022 and 2021 is as follows:

(in thousands)	Crystal (1)	Taurus (2)	xCella (2)	Icagen (1)	Total
Beginning balance as of January 1, 2021	$800	$—	$—	$6,404	$7,204
Payments to CVR holders	—	—	(720)	(1,050)	(1,770)
Fair value adjustments to contingent liabilities	(800)	—	720	2,010	1,930

Balance as of December 31, 2021	—	—	—	7,364	7,364
Payments to CVR holders	—	—	(1,440)	(2,025)	(3,465)
Fair value adjustments to contingent liabilities	—	1,600	3,204	(592)	4,212

Balance as of December 31, 2022	$—	$1,600	$1,764	$4,747	$8,111

(1)
Changes in the fair values of contingent liabilities in connection with the acquisition of Crystal and Icagen are recognized in Other operating (income) expense, net in the consolidated and combined statements of operations and comprehensive loss and in the operating section of the statements of cash flows. Payments to CVR holders are disclosed in the financing section of the statements of cash flows.

(2)
Changes in the fair values of contingent liabilities in connection with the acquisition of Taurus and xCella are recognized in Intangible assets, net in the consolidated and combined balance sheets. Payments to CVR holders are disclosed in the investing section of the statement of cash flows.